Information Concerning the Group's Consolidated Operations - Revenues by Nature (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of revenue [line items]
Recognition of previously deferred upfront payments	$ 0	$ 0	$ 0	$ 0
Other revenues from collaboration agreements	998	(551)	2,530	20,014
Collaboration agreements	998	(551)	2,530	20,014
Licenses	158	(48)	276	0
Products & services	192	11,775	239	16,763
Total revenues	$ 1,348	$ 11,176	$ 3,045	$ 36,777